Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 25, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2022